CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses to related parties	$ 74,514	$ 69,043	$ 65,942
Pre-opening costs expenses to related parties	152	101	3,509
Provision of Gaming Related Services [Member]
Revenues from related parties	339,924	295,638	151,597
Costs to related parties	17,634	20,386	23,478
Rooms [Member]
Revenues from related parties	53,925	53,945	48,917
Costs to related parties	12,572	12,926	14,462
Food and Beverage [Member]
Revenues from related parties	35,937	28,917	22,771
Costs to related parties	27,089	28,954	34,436
Entertainment [Member]
Revenues from related parties	1,191	1,328	5,465
Costs to related parties	4,815	6,884	11,446
Services Fee [Member]
Revenues from related parties	39,126	39,971	51,842
Mall [Member]
Costs to related parties	2,010	2,181	2,201
Retail and Other [Member]
Costs to related parties	$ 2,370	$ 3,523	$ 3,475